Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 2,510,400		¥ 2,204,346	¥ 2,200,841
Less: sales tax and surcharges	(2,583)		(555)	(6,939)
Total net revenues	2,507,817	$ 393,531	2,203,791	2,193,902
Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	2,430,956		2,173,075	2,177,360
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,636,256		1,904,957	2,021,990
Professional Certification Preparation and Professional Skills Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	794,700		268,118	155,370
Commissions
Disaggregation Of Revenue [Line Items]
Total revenues	50,465		19,985	15,381
Other Revenue
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 28,979		¥ 11,286	¥ 8,100